TO OUR SHAREHOLDERS:

We are pleased to present MassMutual Corporate Investors' report for the first nine months of 1995.

The September 30th net asset value per share of Corporate Investors reached another record high at $39.68 primarily reflecting continued strength in our equity related investments and stronger Trust earnings. Net investment income for the nine months increased to $8.4 million or $1.98 per share from $7.3 million or $1.73 per share for the comparable period in 1994. Net investment income for the quarter increased to $.69 per share compared with $.64 per share in the prior quarter. This increase in earnings is partly attributable to our strong private placement activity with three new financings completed during the quarter. However, based on the terms of our note agreements, two private placement issuers, CompuCom Systems, Inc. and Exide Electronics Group, Inc., will force conversion of our notes into stock, thereby preserving our capital gains potential but decreasing current net investment income.

The three new investments purchased during the quarter are Cains Foods, L.P., Intermetrics, Inc., and Jackson Products, Inc. and total about $7.6 million. Together these investments provide a weighted average coupon of about 11.3% in addition to their capital gains potential via their equity features. A brief description of these companies is provided in the Schedule of Investments.

The Trust's total return performance based on earnings and change in net asset value was 24.9% for the twelve months ended September 30, 1995. In comparison, the Lehman Brothers Government/Corporate Bond Index was up 14.3% and the Standard & Poor's Industrial Index Stock was up 28.1% for the same period.

The Trust realized capital gains of $2.6 million or $.62 per share during the third quarter, bringing our year-to-date gains to $11.3 million or $2.66 per share. Of this amount, $1.00 represents short-term gains and $1.66 represents long-term gains. From our restricted portfolio, we partially or completely disposed of nine companies at a net gain of over $1 million for the quarter. On the public side, we continued to be very successful in generating profits and realized $1.6 million of net gains during the quarter.

At September 30, 1995 the Trust was 97.2% invested long-term, having 2.8% of the portfolio in cash and short-term issues. The Trust had 61.7% of the portfolio invested in seventy private placement and Rule 144A issues. Of this amount, 28.6% have equity features. Counting our publicly traded equity related issues, the portfolio had a 41.2% equity orientation. In addition to the gains realized during the year, as of mid-October, 1995, there were twelve private placement companies in the portfolio in which the combined public stock market value exceeded the Trust's cost or exercise price by nearly $18 million.

At the October Board meeting, the Trustees declared a dividend of 70 cents per share payable on November 9, 1995 to shareholders of record on October 31, 1995. A dividend of 70 cents per share was paid in the preceding quarter. We thank you for your continued support and interest in Corporate Investors.

                                      Sincerely,

                                      /s/ Stuart H. Reese
                                      --------------------
                                      Stuart H. Reese
                                      President
October 31, 1995

                        MassMutual Corporate Investors

                      STATEMENT OF ASSETS AND LIABILITIES
                          September 30, 1995 and 1994
                                  (Unaudited)

                                                         1995           1994
                                                    -------------  -------------
Assets:
Investments (Notes 2A, 2B and 5)
 (See Schedule of Investments)
Corporate restricted securities at fair value
 (Cost 1995 - $109,550,905;
 1994 - $92,364,572)............................... $ 116,973,617  $  92,852,403
Corporate public securities at market value
 (Cost 1995 - $64,751,604;
 1994 - $73,819,266)...............................    67,182,612     71,781,999
Short-term securities at cost plus earned
 discount which approximates market value..........     2,814,059        760,000
                                                    -------------  -------------
                                                      186,970,288    165,394,402
Cash...............................................     2,500,448         25,327
Interest and dividends receivable, net.............     3,258,045      3,043,958
Receivable for investments sold....................       957,530        128,357
Receivable for principal payments..................        33,911         15,000
Other assets.......................................         4,043          5,672
                                                    -------------  -------------
  Total assets..................................... $ 193,724,265  $ 168,612,716
                                                    =============  =============
Liabilities:
Payable for investments purchased.................  $   3,879,193  $   1,308,000
Management fee payable (Note 3)...................        633,469        549,355
Note payable (Note 4).............................     20,000,000     20,000,000
Interest payable (Note 4).........................        136,211        136,211
Accrued expenses..................................        150,396        124,455
                                                    -------------  -------------
  Total liabilities...............................     24,799,269     22,118,021
                                                    -------------  -------------
Net Assets:
Common shares, par value $1.00 per share;
 an unlimited number authorized....................     4,256,724      4,256,724
Additional paid-in capital.........................    98,590,717     98,590,717
Retained net realized gain on investments,
 prior years.......................................    42,226,726     42,226,726
Undistributed net investment income (Note 2C)......     2,664,534      2,628,054
Undistributed net realized gain
 on investments....................................    11,332,575        341,910
Net unrealized appreciation (depreciation)
 of investments (Notes 2A and 5)...................     9,853,720     (1,549,436)
                                                    -------------  -------------
  Total net assets.................................   168,924,996    146,494,695
                                                    -------------  -------------
  Total liabilities and net assets................. $ 193,724,265  $ 168,612,716
                                                    =============  =============
Common shares issued and
 outstanding.......................................     4,256,724      4,256,724
                                                    =============  =============
Net asset value per share.........................  $       39.68  $       34.41
                                                    =============  =============


                      See Notes to Financial Statements.

                            STATEMENT OF OPERATIONS
             For the nine months ended September 30, 1995 and 1994
                                  (Unaudited)


                                                         1995           1994
                                                      -----------  -------------
Investment Income (Note 2B):
Interest...........................................   $10,729,780  $ 9,792,116
Dividends..........................................       549,525      311,095
                                                      -----------  -----------
  Total income.....................................    11,279,305   10,103,211
                                                      -----------  -----------
Expenses:
Management fee (Note 3)............................     1,802,469    1,663,941
Trustees' fees and expenses........................        71,421       71,060
Transfer Agent/Registrar's expenses................        90,305       77,661
Custodian's fees...................................        19,764       26,103
Interest (Note 4)..................................       799,500      799,500
Reports to shareholders............................        25,560       34,170
Audit and legal....................................        32,667       44,996
Other..............................................        19,068       41,468
                                                      -----------  -----------
  Total expenses...................................     2,860,754    2,758,899
                                                      -----------  -----------
Net investment income..............................     8,418,551    7,344,312
                                                      -----------  -----------
Net realized and unrealized gain (loss)
 on investments (Notes 2A and 2B):
Net realized gain on investments...................    11,311,322    1,448,437
Net change in unrealized appreciation/depreciation
 of investments....................................    14,921,384   (5,043,799)
                                                      -----------  -----------
  Net gain (loss) on investments...................    26,232,706   (3,595,362)
                                                      -----------  -----------
Net increase in net assets
 resulting from operations.........................   $34,651,257  $ 3,748,950
                                                      ===========  ===========


                      See Notes to Financial Statements.

                            STATEMENT OF CASH FLOWS
             For the nine months ended September 30, 1995 and 1994
                                  (Unaudited)

                                                        1995          1994
                                                     -----------  -------------
Net increase (decrease) in cash:
Cash flows from operating activities:
 Interest and dividends received...................  $ 10,434,572 $  8,882,916
 Interest expense paid.............................      (799,500)    (826,150)
 Operating expenses paid...........................    (1,922,984)  (1,926,734)
                                                     ------------ ------------
  Net cash provided by operating activities........     7,712,088    6,130,032
                                                     ------------ ------------
Cash flows from investing activities:
 Change in short-term portfolio securities, net....     2,133,136    4,111,897
 Purchase of portfolio securities..................   (76,085,621) (59,851,028)
 Proceeds from disposition of portfolio securities.    77,667,625   58,557,390
                                                     ------------ ------------
  Net cash provided by investing activities........     3,715,140    2,818,259
                                                     ------------ ------------
  Net cash provided by operating and
  investing activities.............................    11,427,228    8,948,291
                                                     ------------ ------------
Cash flows from financing activities:
 Cash dividends paid from net investment
  income...........................................    (7,985,606)  (7,155,040)
 Cash dividends paid from net realized gain
  on investments...................................      (953,515)  (1,784,081)
                                                     ------------ ------------
  Net cash used for financing activities...........    (8,939,121)  (8,939,121)
                                                     ------------ ------------
Net increase in cash...............................     2,488,107        9,170
Cash - beginning of year...........................        12,341       16,157
                                                     ------------ ------------
Cash - end of period...............................  $  2,500,448 $     25,327
                                                     ============ ============

                      See Notes to Financial Statements.

               For the nine months ended September 30, 1995 and 1994
                                  (Unaudited)

                                                         1995        1994
                                                     ----------- -------------
Reconciliation of net increase (decrease) in
 net assets to net cash from operating and
 investing activities:

Net increase in net assets
 resulting from operations.........................  $ 34,651,257 $  3,748,950
                                                     ------------ ------------
(Increase) decrease in investments.................   (28,100,189)   2,431,767
Increase in interest and dividends
 receivable, net...................................      (266,466)    (676,301)
Decrease in receivable for
 investments sold..................................     1,163,116    2,611,794
Increase in receivable for principal
 payments..........................................       (33,911)     (15,000)
(Increase) decrease in other assets................        (4,043)      16,828
Increase in payable for investments
 purchased.........................................     3,879,193      841,066
Increase (decrease) in management fee
 payable...........................................       107,595       (8,289)
Decrease in interest payable.......................            --      (26,650)
Increase in accrued expenses.......................        30,676       24,126
                                                      ------------ -----------
  Total adjustments to net assets from
    operations.....................................   (23,224,029)   5,199,341
                                                      ------------ -----------
  Net cash provided by operating and
    investing activities...........................  $ 11,427,228 $  8,948,291
                                                     ============ ============

                      See Notes to Financial Statements.

                      STATEMENT OF CHANGES IN NET ASSETS
               For the nine months ended September 30, 1995 and 1994
                                  (Unaudited)

                                                         1995         1994
                                                     -----------  -------------
Increase (decrease) in net assets:
Operations:
 Net investment income.............................  $  8,418,551 $  7,344,312
 Net realized gain on investments..................    11,311,322    1,448,437
 Net change in unrealized
  appreciation/depreciation of investments.........    14,921,384   (5,043,799)
                                                     ------------  -----------
Net increase in net assets resulting
 from operations...................................    34,651,257    3,748,950

Dividends to shareholders from:
 Net investment income (1995 - $1.28 per share;
  1994 - $1.14 per share)..........................    (5,448,607)  (4,852,665)
 Net realized gains on investments
  (1995 - $.12 per share;
  1994 - $.26 per share)...........................      (510,807)  (1,106,748)
                                                     ------------  -----------

   Total increase (decrease).......................    28,691,843   (2,210,463)

Net assets, beginning of year......................   140,233,153   148,705,158
                                                     ------------  ------------

Net assets, end of period (including
 undistributed net investment income in
 1995 - $2,664,534; 1994 - $2,628,054).............  $168,924,996  $146,494,695
                                                     ============  ============

                      See Notes to Financial Statements.

SELECTED PER SHARE DATA
Selected data for each common share outstanding for the periods ended:

                                               For the
                                             period ended     For the
                                               9/30/95      year ended
                                             (Unaudited)     12/31/94
                                             ------------   ----------
Net asset value:
 Beginning of year..........................    $   32.94   $    34.93
                                                ---------   ----------
Net investment income.......................         1.98         2.33
Net realized and unrealized gain
 (loss) on investments......................         6.16        (1.52)
                                                ---------   ----------
Total from investment operations............         8.14          .81
                                                ---------   ----------
Dividends from net investment income to
 common shareholders........................        (1.28)       (2.32)
Distributions from net realized gain on
 investments to common shareholders.........         (.12)        (.48)
                                                ---------   ----------
Total distributions.........................        (1.40)       (2.80)
                                                ---------   ----------
Net asset value:
 End of period..............................    $   39.68   $    32.94
                                                =========   ==========
Per Share Market Value:
 End of period..............................    $   33.88   $    31.13
                                                =========   ==========
Total Investment Return:
 Market Value...............................        13.59%*      14.03%
 Net Asset Value............................        24.85%*       2.36%
Net assets (in millions):
 End of period..............................    $  168.9    $   140.2
Ratio of expenses to average net assets.....         1.86%*       2.48%
Ratio of net investment income to average
 net assets.................................         5.46%*       6.75%
Portfolio turnover..........................        45.43%*      46.68%

*Percentages represent results for the period and are not annualized.

                      See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
September 30, 1995
(Unaudited)

                                                           Shares, Units,
                                                            Warrants or                   Fair Value                Fair Value
                                                             Principal    Acquisition   at Acquisition    Cost      at 9/30/95
                                                              Amount          Date           Date       (Note 2B)   (Note 2A)
                                                           ------------   -----------   -------------- ----------   ----------
Corporate Restricted Securities - 69.25%: (A)

American Exploration Company - A.S.E.
An independent oil and gas company engaged principally
 in the acquisition,
 development and management of oil and gas properties.
 11% Senior Subordinated Note due 2001                     $  3,000,000      12/27/91   $  2,964,600   $  2,961,288  $ 2,848,800
Warrant, exercisable until 2001, to purchase 81,026
 shares of common stock at
 $22.37 per share (B)                                        81,026 shs.     12/27/91         49,714         38,712       81,026
                                                                                        ------------   ------------  -----------
                                                                                           3,014,314      3,000,000    2,929,826
                                                                                        ------------   ------------  -----------
Ammirati & Puris, Inc.
An advertising agency that specializes in representing
 a limited number of large
and high quality clients.
 14% Senior Secured Note due 1998                          $  1,750,000      11/23/93      1,714,300      1,750,000    1,976,450
                                                                                        ------------   ------------  -----------

Aritech Corp. - O.T.C.
A worldwide manufacturer and distributor of security
 and fire control systems.
 10% Convertible Subordinated Note due 2000, convertible
  into 41,996 shares of
 common stock at $6.50 per share (B)                       $    272,972        8/9/88        272,972        272,972      270,000
                                                                                        ------------   ------------  -----------

Associated Natural Gas Corporation  N.Y.S.E.
A natural gas marketing company which purchases and
 resells natural gas to
utilities and industrial users.
 9% Convertible Subordinated Note due 2004, convertible
 into 135,563 shares of
 Panhandle Eastern common stock at $22.13 per share        $  3,000,000      12/30/92      2,934,000      3,000,000    3,250,791
                                                                                        ------------   ------------  -----------

BP Prudhoe Bay Royalty Trust - N.Y.S.E.
A trust which shares in the production of petroleum
 from the Alaskan North
Slope.
 26,180 Units of Beneficial Interest                         26,180 uts.     2/28/89        654,500        437,830      409,063
                                                                                        ------------   ------------  -----------

Cabot Safety Acquisition Corporation
A manufacturer of industrial and consumer personal
 protection equipment.
 12.5% Senior Subordinated Note due 2005                   $  1,000,000       6/29/95      1,000,000      1,000,000    1,050,000
                                                                                        ------------   ------------  -----------

Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle products
 for both the retail and food
service markets.
 10% Senior Secured Term Note due 2004                     $   1,513,512      9/29/95      1,513,512      1,513,512    1,501,555
 11% Senior Subordinated Note due 2004                     $     945,945      9/29/95        895,706        895,706      942,823
 8% Junior Subordinated Convertible Note due 2004,
 convertible into 78
 partnership units at $1,388.88 per unit                   $     108,108      9/29/95        108,108        108,108       83,205
 Warrant, exercisable until 2006, to purchase 40
 partnership units at $.01 per
 unit (B)                                                         40 uts.     9/29/95         50,261         50,261           39

                                                                                        ------------   ------------  -----------

                                                                                           2,567,587      2,567,587    2,527,622
                                                                                        ------------   ------------  -----------

September 30, 1995

                                                           Shares, Units,
                                                            Warrants or                   Fair Value                Fair Value
                                                             Principal    Acquisition   at Acquisition    Cost      at 9/30/95
                                                              Amount          Date           Date       (Note 2B)   (Note 2A)
                                                           ------------   -----------   -------------- ----------   ----------
Corporate Restricted Securities: (A) (Continued)

CalTex Industries, Inc.
A manufacturer of aluminum windows, doors and extrusions.
 13% Senior Subordinated Note due 1996 (B)                 $  1,150,000       8/18/88   $  1,155,750   $  1,150,000  $   11,500
 10% Junior Subordinated Note due 1995 (B)                 $    262,500       2/19/92        182,831        262,498       2,625
 Common Stock (B)                                           100,000 shs.      8/18/88         97,000        100,000       1,000
 Warrant, exercisable until 1997, to purchase 779,779
  shares of common stock at $.10 per share (B)              779,779 shs.      2/19/92          1,000              2       7,798
                                                                                        ------------   ------------  -----------
                                                                                           1,436,581      1,512,500      22,923
                                                                                        ------------   ------------  -----------
Catalina Lighting, Inc. - N.Y.S.E.
A designer, importer and distributor of residential and
 office lighting fixtures.
 8% Convertible Subordinated Note due 2002, convertible
 into 254,022 shares of
 common stock at $11.81 per share                          $  3,000,000       3/31/94      2,840,100      3,000,000    2,850,750
                                                                                        ------------   ------------  -----------
Classic Sports Partners, L.P.
A cable sports television network.
 600,000 Units of Limited Partnership Interests (B)         600,000 uts.      4/18/95        540,000        600,000      540,000
                                                                                        ------------   ------------  -----------
The Coast Distribution System - A.S.E.
A wholesale distributor of recreational vehicles and
 marine parts and accessories.
 11.2% Senior Subordinated Secured Note due 1999           $    466,700       6/26/89        481,588        466,700      483,035
 Common Stock (B)                                           130,753 shs.      6/27/85        674,685        689,468      853,974
                                                                                        ------------   ------------  -----------
                                                                                           1,156,273      1,156,168    1,337,009
                                                                                        ------------   ------------  -----------
CompuCom Systems, Inc. - O.T.C.
A personal computer dealer specializing in serving
 corporate accounts.
 9% Convertible Subordinated Note due 2002, convertible
 into 1,363,636 shares of
 common stock at $2.20 per share                           $  3,000,000       9/24/92      2,965,800      3,000,000    7,534,089
                                                                                        ------------   ------------  -----------

Control Devices, Inc.
A producer of high quality electromechanical circuit
 protector devices and
photo-optic sensors.
 10% Senior Secured Note due 2004                          $  1,829,100       7/29/94      1,834,587      1,829,100    1,943,602
 11% Senior Subordinated Note due 2004                     $    783,900       7/29/94        772,063        783,900      843,398
 11% Cumulative Preferred Stock                                 101 shs.      7/29/94         89,306        101,036      105,128
 Common Stock (B)                                            75,933 shs.      7/29/94         25,259         25,259      104,218
 Warrant, exercisable until 2004, to purchase 98,267
 shares of common stock at $.01 per share (B)                98,267 shs.      7/29/94            983             --      134,134
                                                                                        ------------   ------------  -----------
                                                                                           2,722,198       2,739,295   3,130,480
                                                                                        ------------   ------------  -----------

September 30, 1995

                                                           Shares, Units,
                                                            Warrants or                   Fair Value                Fair Value
                                                             Principal    Acquisition   at Acquisition    Cost      at 9/30/95
                                                              Amount          Date           Date       (Note 2B)   (Note 2A)
                                                           ------------   -----------   -------------- ----------   ----------
Corporate Restricted Securities: (A)  (Continued)

Corrections Corporation of America - O.T.C.
An operator of private prisons and correctional facilities
 for federal, state and local governments.
 11.08% Senior Secured Note due 2000                       $   492,946       12/11/90   $    499,085   $    492,330  $   529,128
                                                                                        ------------   ------------  -----------

Decorative Home Accents, Inc.
A designer, manufacturer and marketer of an extensive
 line of decorative home accessories.
 13% Senior Note due 2002                                  $ 1,000,000        6/30/95      1,000,000      1,000,000    1,000,000
                                                                                        ------------   ------------  -----------
D&K Wholesale Drug, Inc. - O.T.C.
A wholesale pharmaceutical distribution company.
 11% Subordinated Note due 1997                            $ 1,625,000       12/29/87      1,487,525      1,625,000    1,635,075
 11% Convertible Subordinated Note due 1997, convertible
 into 265,490 shares of common stock at $3.30 per share    $   875,000       12/29/87        956,113        875,000    1,551,454
                                                                                        ------------   ------------  -----------
                                                                                           2,443,638      2,500,000    3,186,529
                                                                                        ------------   ------------  -----------
Delta Beverage Group, Inc.
A Pepsi soft drink bottler.
 Common Stock (B)                                              966 shs.        3/8/88        181,486      2,006,380      181,486
                                                                                        ------------   ------------  -----------

Edmund Publications Corporation
A publisher of paperback books.
 12.5% Senior Note due 1995 (B)                            $ 1,937,500         9/9/88      1,912,700      1,937,500      193,750
 12.5% Convertible Senior Note due 1995, convertible into
 50 shares of common stock at $1,250 per share (B)         $    62,500         9/9/88         67,594         62,500        6,250
                                                                                        ------------   ------------  -----------
                                                                                           1,980,294      2,000,000      200,000
                                                                                        ------------   ------------  -----------
Elgin National Industries, Inc.
An operator in the specialty fastener, mineral processing
 equipment,engineering, construction and electrical
 distribution  industries.
 13% Senior Subordinated Note due 2001                     $ 2,000,000        9/24/93      1,943,216      1,983,216    2,074,200
 10% Preferred Stock                                         2,339 shs.       9/24/93        176,964        233,925      186,555
 Common Stock (B)                                              161 shs.       9/24/93         16,075         16,075       30,176
 Warrants, exercisable from 1998 to 2001, to purchase
 168 shares of common stock at $.01 per share (B)              168 shs.       9/24/93             17         16,782           17
                                                                                        ------------   ------------  -----------
                                                                                           2,136,272      2,249,998    2,290,948
                                                                                        ------------   ------------  -----------

September 30, 1995

                                                              Shares, Units,
                                                               Warrants or                   Fair Value                 Fair Value
                                                                Principal    Acquisition   at Acquisition    Cost       at 9/30/95
                                                                 Amount          Date           Date       (Note 2B)    (Note 2A)
                                                              ------------   -----------   -------------- ------------  -----------
Corporate Restricted Securities: (A)  (Continued)

Engel Industries, Inc.
A manufacturer of specialized metal fabricating equipment.
 10% Senior Secured Note due 1995                             $   175,000        11/5/86   $    152,040   $    175,000  $   175,000
 13% Senior Note due 1995 (B)                                 $   585,000        8/30/85        592,254        585,000      234,000
 14% Subordinated Note due 1995 (B)                           $   227,500        8/30/85        232,050        227,500       34,125
 14% Convertible Subordinated Note due 1995, convertible
 into 350 shares of common stock at $500 per share (B)        $   175,000        8/30/85        179,620        175,000       26,250
                                                                                           ------------   ------------  -----------
                                                                                              1,155,964      1,162,500      469,375
                                                                                           ------------   ------------  -----------
Ermanco Inc.
A manufacturer of a complete line of conveyors.
 11.18% Senior Note due 1997                                  $   200,000        3/23/89        194,000        200,000     204,120
                                                                                           ------------   ------------  -----------
Exide Electronics Group, Inc. - O.T.C.
A manufacturer and servicer of uninterruptible power
systems.
 8.375% Convertible Subordinated Note due 2000, convertible
 into 229,358 shares of common stock at $13.08 per share      $ 3,000,000         9/2/92      2,972,400      3,000,000    3,870,414
                                                                                           ------------   ------------  -----------
Fay's, Inc. - N.Y.S.E.
An operator of a discount drug store chain.
 10% Convertible Senior Note due 1998, convertible into
 143,331 shares of common stock at $5.23 per share            $   750,000        1/31/83        728,700        750,000    1,064,363
                                                                                           ------------   ------------  -----------
Fleming Acquisition Corporation
A supplier of high-quality, premium printed labels for
distilled spirits, wine, food and household products.
 15% Senior Subordinated Note due 2005                        $ 2,746,591        4/28/95      2,734,046      2,581,931    2,854,420
 Common Stock (B)                                                 545 shs.       4/28/95        141,111        272,500       97,330
 Warrant, exercisable until 2005, to purchase 380 shares of
 common stock at $.01 per share (B)                               380 shs.       4/28/95         98,235        170,455       67,757
 Incentive Warrant, exercisable from 1998 to 2000, to
 purchase 19 shares of common stock at $.01 per share (B)          19 shs.       4/28/95          3,308          2,273        3,422
                                                                                           ------------   ------------  -----------
                                                                                              2,976,700      3,027,159    3,022,929
                                                                                           ------------   ------------  -----------
Forschner Enterprises, Inc.
Acquires controlling or substantial interests in
manufacturing and marketing entities.
 3% Convertible Preferred Stock, convertible into 1.95%
 of the Company                                                100,000 shs.      7/21/94        950,000      1,000,000      950,000
                                                                                           ------------   ------------  -----------

September 30, 1995

                                                           Shares, Units,
                                                            Warrants or                   Fair Value                Fair Value
                                                             Principal    Acquisition   at Acquisition    Cost      at 9/30/95
                                                              Amount          Date           Date       (Note 2B)   (Note 2A)
                                                           ------------   -----------   -------------- ----------   ----------
Corporate Restricted Securities: (A)  (Continued)

Garnet Resources Corporation - O.T.C.
Explores and develops oil and gas properties outside the
 United States.
 9.5% Convertible Subordinated Debenture due 1998,
 convertible into 90,910 shares of common stock at
 $5.50 per share                                           $    500,000      12/14/93   $    500,000   $    500,000  $   450,000
                                                                                        ------------   ------------  -----------
Grand Metropolitan Public Limited Company - London Stock
 Exchange
A leading international branded consumer products group.
 6.5% Convertible Senior Debenture due 2000, convertible
 into 87,420 shares of common stock at $6.86 per share     $    600,000       1/16/95        600,000        600,000      681,000
                                                                                        ------------   ------------  -----------
HMH Properties, Inc.
Owns full-service, moderate price and extended stay
 lodging properties.
 9.5% Senior Note due 2005                                 $  1,000,000        7/7/95      1,000,000        987,500      977,500
                                                                                        ------------   ------------  -----------
Hardy Oil & Gas USA, Inc.
Engages in the exploration and development of oil and
 gas reserves.
 8.46% Guaranteed Senior Note, due 2004                    $  3,000,000       1/11/95      2,904,300      3,000,000    2,847,300
 Warrants, exercisable until 2005, to purchase 270,000
 shares of common stock at (pounds)1.86 per share (B)       270,000 shs.      1/11/95         27,000             --       27,000
                                                                                        ------------   ------------  -----------
                                                                                           2,931,300      3,000,000    2,874,300
                                                                                        ------------   ------------  -----------
Harvard Industries, Inc.
Designs, engineers and manufactures accessories, parts
 and components for the automobile industry.
 11.13% Senior Note due 2005                               $    250,000       7/25/95        250,000        250,000      252,500
                                                                                        ------------   ------------  -----------
Hein-Werner Corp. - A.S.E.
A manufacturer of automotive service and collision repair
 equipment and hydraulic cylinders.
 8% Convertible Subordinated Note due 1999, convertible
 into 227,617 shares of common stock at $6.59 per share    $  1,500,000       9/29/89      1,459,650      1,500,000    1,466,798
                                                                                        ------------   ------------  -----------
Herff Jones, Inc.
A leading manufacturer of recognition awards, educational
 products and graduation related products for the
 scholastic market in the United States.
 11% Senior Subordinated Note due 2005                     $    150,000       8/14/95        150,000        150,000      154,875
                                                                                        ------------   ------------  -----------

September 30, 1995

                                                           Shares, Units,
                                                            Warrants or                   Fair Value                Fair Value
                                                             Principal    Acquisition   at Acquisition    Cost      at 9/30/95
                                                              Amount          Date           Date       (Note 2B)   (Note 2A)
                                                           ------------   -----------   -------------- ----------   ----------
Corporate Restricted Securities: (A)  (Continued)

Highland Homes Holdings, Inc.
A single family homebuilder operating in the Dallas-Fort
 Worth and Atlanta areas.
 9.75% Senior Note due 2001                                $  3,000,000      11/18/93   $  2,970,300   $  2,959,098  $ 3,015,600
 Warrants, excercisable until 2001, to purchase 21 shares
 of common stock at $17,897.31 per share (B)                     21 shs.     11/18/93              2         40,902          209
                                                                                        ------------   ------------  -----------
                                                                                           2,970,302      3,000,000    3,015,809
                                                                                        ------------   ------------  -----------
Industrial General Corporation
A diversified manufacturing company primarily servicing the
 machinery, equipment and capital goods sectors.
 8% Convertible Subordinated Note due 2002, convertible
 into  120,000 shares of common stock at $.90
 per share (B)                                             $    108,000       8/30/85        120,377        106,800        1,080
 Warrants, exercisable until 2002, to purchase 120,000
  shares of common stock at $1 per share (B)                120,000 shs.     12/30/92          1,200          1,200        1,200
                                                                                        ------------   ------------  -----------
                                                                                             121,577        108,000        2,280
                                                                                        ------------   ------------  -----------
Intermetrics, Inc.
A provider of software systems, services and products to
 a variety of technology users.
 13% Senior Subordinated Note due 2002                     $    800,000       8/31/95        813,520        696,703      818,560
 Floating Rate Senior Term Note due 2002                   $  1,333,280       8/31/95      1,320,881      1,333,280    1,321,014
 Common Stock (B)                                            11,085 shs.      8/31/95         51,961         69,281       51,961
 Warrants, exercisable until 2005, to purchase 132,347
  shares of Class D common stock at $.01 per share (B)       21,176 shs.      8/31/95          2,118        104,000        2,118
                                                                                        ------------   ------------  -----------
                                                                                           2,188,480      2,203,264    2,193,653
                                                                                        ------------   ------------  -----------
International Wire Group, Inc.
A leader in the design, manufacture and market of
 non-insulated, tin plated copper wire, insulated copper
 wire and wire harnesses.
 11.75% Subordinated Note due 2005                         $    750,000        6/7/95        750,000        750,000      765,000
                                                                                        ------------   ------------  -----------
Jackson Products, Inc.
Manufactures and distributes a variety of industrial and
 highway safety products.
 12.25% Senior Subordinated Note due 2004                  $  1,971,000       8/16/95      1,971,000      1,933,433    1,990,119
 13.25% Cumulative Preferred Stock                              985 shs.      8/16/95        985,500        823,332      831,401
 Common Stock (B)                                            43,426 shs.      8/16/95         43,426         43,426       43,426
 Warrant, exercisable until 2005, to purchase 199,735
 shares of common stock at $.01 per share (B)               199,735 shs.      8/16/95        199,735        199,735        1,999
                                                                                        ------------   ------------  -----------
                                                                                           3,199,661      2,999,926    2,866,945
                                                                                        ------------   ------------  -----------
Kuhlman Corporation (formerly Schwitzer U.S., Inc.)
 - N.Y.S.E.
A manufacturer of non-automotive engine components.
 Warrant, exercisable until 2002, to purchase 100,000
 shares of common stock at $8.32 per share (B)              100,000 shs.      4/30/92        106,000        162,000      330,850
                                                                                        ------------   ------------  -----------

September 30, 1995

                                                           Shares, Units,
                                                            Warrants or                   Fair Value                Fair Value
                                                             Principal    Acquisition   at Acquisition    Cost      at 9/30/95
                                                              Amount          Date           Date       (Note 2B)   (Note 2A)
                                                           ------------   -----------   -------------- ----------   ----------
Corporate Restricted Securities: (A)  (Continued)

Latin Communications Group
An advertising agency that specializes in
Spanish-language advertising to the
New York City metropolitan market.
 10.4% Senior Secured Note due 2001                        $  1,750,000       2/14/95   $  1,752,275   $  1,750,000  $ 1,808,975
 Senior Secured Floating Rate Revolving Credit Facility
 Note due 2001                                             $    325,000       7/13/95        325,000        325,000      322,823
 7% Convertible Preferred Stock, convertible into 18,000
 shares of common stock at $10 per share                     18,000 shs.      2/14/95        160,549        180,000      172,017
 Convertible Preferred Stock, convertible into 32,000
 shares of common stock at $10 per share                     32,000 shs.      2/14/95        240,000        320,000      240,000
                                                                                        ------------   ------------  -----------
                                                                                           2,477,824      2,575,000    2,543,815
                                                                                        ------------   ------------  -----------
Liberty Business Forms, Inc.
A manufacturer of business forms and tags for the dry
cleaning industry.
 13% Senior Subordinated Note due 1996                     $  1,738,500       10/1/86      1,728,417      1,738,500    1,290,141
 13% Convertible Senior Subordinated Note due 1996,
 convertible into 350 shares of common stock at $832.86
 per share                                                 $    291,500       10/1/86        318,376        291,500      216,322
                                                                                        ------------   ------------  -----------
                                                                                           2,046,793      2,030,000    1,506,463
                                                                                        ------------   ------------  -----------
Maxtec International Corp.
A manufacturer and distributor of precision test and
measurement equipment for overhead cranes.
 12.5% Subordinated Secured Note due 2003                  $    659,340       6/28/95        673,120        490,599      671,010
 Senior Secured Floating Rate Revolving Credit Facility
 Note due 2001                                             $    659,341       6/28/95        659,341        659,341      651,362
 Senior Secured Floating Rate Note due 2001                $  1,021,978       6/28/95      1,011,758      1,021,978    1,013,599
 Common Stock (B)                                            76,923 shs.      6/28/95        192,115        230,769      173,077
 Warrants, exercisable from 1998 to 2005, to purchase
 39,591 shares of common stock at $.01 per share (B)         39,591 shs.      6/28/95         98,581        171,429       39,591
                                                                                        ------------   ------------  -----------
                                                                                           2,634,915      2,574,116    2,548,639
                                                                                        ------------   ------------  -----------
Mercury Computer Systems, Inc.
A designer, manufacturer and marketer of computer systems.
 Common Stock (B)                                           500,000 shs.     12/21/87      1,487,700      1,500,000    2,295,000
                                                                                        ------------   ------------  -----------
Monro Muffler Brake, Inc. - O.T.C.
An operator of retail muffler and brake shops.
 Common Stock                                               107,505 shs.      4/19/85        173,198        217,564    1,427,129
                                                                                        ------------   ------------  -----------
Nu Horizons Electronics Corp. - O.T.C.
A distributor of high technology active and passive
electronic devices.
 8.25% Convertible Subordinated Note due 2002, convertible
 into 3.56% of the Company                                 $  3,000,000       8/31/94      3,035,100      3,000,000    3,960,000
                                                                                        ------------   ------------  -----------

September 30, 1995

                                                           Shares, Units,
                                                            Warrants or                   Fair Value                Fair Value
                                                             Principal    Acquisition   at Acquisition    Cost      at 9/30/95
                                                              Amount          Date           Date       (Note 2B)   (Note 2A)
                                                           ------------   -----------   -------------- ----------   ----------
Corporate Restricted Securities: (A)  (Continued)

PAR Acquisition Corp.
A manufacturer of fuel handling systems for nuclear
power plants and hazardous waste.
 14.5% Senior Subordinated Note due 2000                   $    833,333        2/5/93   $    832,000   $    833,333   $  871,166
 8% Convertible Preferred Stock due 2001, convertible
 into 6.67% of the Company                                   83,333 shs.       2/5/93        166,667        166,667      146,117
 Common Stock (B)                                           133,333 shs.       2/5/93        333,333        333,333       44,800
                                                                                        ------------   ------------  -----------
                                                                                           1,332,000      1,333,333    1,062,083
                                                                                        ------------   ------------  -----------
Piedmont Holding, Inc.
A general aviation fixed based operator with repair,
maintenance and overhaul certification.
 12% Senior Subordinated Note due 2001                     $  2,714,283       7/15/92      2,736,540      2,714,283    2,901,840
 Senior Redeemable Cumulative Preferred Stock               281,939 shs.      7/15/92        281,939        281,939      281,939
 Common Stock (B)                                             3,771 shs.      7/15/92          2,564          3,771       81,544
 Warrant, exercisable until 2001, to purchase 5,042
 shares of common stock at $.05 per share (B)                 5,042 shs.      7/15/92          3,227             --      108,827
                                                                                        ------------   ------------  -----------
                                                                                           3,024,270      2,999,993    3,374,150
                                                                                        ------------   ------------  -----------
Premier Parks, Inc.
A leading theme park operator.
 12% Senior Note due 2003                                  $    500,000       8/15/95        500,000        500,000      505,000
                                                                                        ------------   ------------  -----------
PRN Holdings, Inc.
Rents critical care equipment to hospitals and other
healthcare providers.
 10.25% Senior Subordinated Note due 2004                  $  3,000,000       9/30/94      2,876,100      2,943,750    3,101,400
 Warrant, exercisable from 1997 to 2004, to purchase 3%
 of the Company (B)                                              33 shs.      9/30/94          2,000         56,250      279,148
                                                                                        ------------   ------------  -----------
                                                                                           2,878,100      3,000,000    3,380,548
                                                                                        ------------   ------------  -----------
Protein Genetics, Inc.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
 11.67% Senior Secured Note due 2004                       $  1,200,000       8/12/94      1,184,160      1,200,000    1,248,600
 11.51% Junior Secured Note due 1999                       $    800,000       8/12/94        783,040        800,000      808,800
 9.8% Redeemable Exchangeable Preferred Stock                10,000 shs.      8/12/94        847,900      1,000,000      910,100
 Common Stock (B)                                             1,492 shs.      8/12/94             15             --           15
                                                                                        ------------   ------------  -----------
                                                                                           2,815,115      3,000,000    2,967,515
                                                                                        ------------   ------------  -----------
RailTex, Inc. - O.T.C.
An operator of short-line railroads in the Midwest,
West and Canada.
 12% Senior Subordinated Note due 2002                     $  1,500,000       2/16/93      1,599,150      1,500,000    1,750,800
 Common Stock (B)                                            125,000 shs.     2/16/93      1,200,000      1,200,000    2,375,000
                                                                                        ------------   ------------  -----------
                                                                                           2,799,150      2,700,000    4,125,800
                                                                                        ------------   ------------  -----------

September 30, 1995

                                                               Shares, Units,
                                                                Warrants or                  Fair Value                 Fair Value
                                                                 Principal    Acquisition  at Acquisition     Cost      at 9/30/95
                                                                  Amount          Date          Date        (Note 2B)   (Note 2A)
                                                               ------------   -----------  -------------- ------------  ----------
Corporate Restricted Securities: (A)  (Continued)

Rent-Way, Inc.
Operates rent-to-own stores in Ohio, Pennsylvania and
Florida.
 10% Convertible Subordinated Note due 2002, convertible
 into 189,753 shares of  common stock at $10.54 per share      $  2,000,000       7/18/95  $  1,991,220   $  2,000,000  $ 2,034,060
 Warrant, exercisable until 2002, to purchase 20,000 shares
 of common stock at $.01 per share (B)                           20,000 shs.      7/18/95           200             --          200
                                                                                           ------------   ------------  -----------
                                                                                              1,991,420      2,000,000    2,034,260
                                                                                           ------------   ------------  -----------
RXI Holdings, Inc.
A manufacturer and distributor of plastic containers for
the food, household chemical, agricultural and personal
care markets.
 14% Senior Note due 2002                                      $  2,800,000        2/3/95     2,749,592      2,751,348    2,828,000
 10% Series B Preferred Stock
 Warrants, exercisable until 2002, to purchase 2,800 shares     187,667 shs.       2/3/95       186,667        186,667      186,667
 of common stock at $15.64 per share (B)                          2,800 shs.       2/3/95        50,540         50,540       50,540
                                                                                           ------------   ------------  -----------
                                                                                              2,986,799      2,988,555    3,065,207
                                                                                           ------------   ------------  -----------
Sandoz Capital BVI Ltd.
A manufacturer of chemicals and pharmaceuticals.
 2% Convertible Note due 2002, convertible into 1,328
 shares of common stock at $91.72 per share                    $    150,000       9/28/95       121,755        121,755      127,125
                                                                                           ------------   ------------  -----------

Sanitary Dash Manufacturing Co., Inc.
A manufacturer of tubular plumbing products and
accessories.
 15% Convertible Subordinated Note due 1996, convertible
 into 29 shares of common stock at $1,388.89 per share         $     40,742       1/20/84        41,643         40,742      177,852
 Common Stock (B)                                                    59 shs.      1/20/84        43,192         81,481      357,723
                                                                                           ------------   ------------  -----------
                                                                                                 84,835        122,223      535,575
                                                                                           ------------   ------------  -----------
Shelter Components Corporation - A.S.E.
A distributor of tools and supplies to the mobile home
industry.
 Common Stock                                                    52,686 shs.      11/5/81        15,987         17,983      719,491
                                                                                           ------------   ------------  -----------
Staples, Inc.
An owner and operator of high-volume office superstores.
 4.5% Convertible Note due 2000, convertible into 35,606
 shares of common stock at $33 per share                       $  1,175,000       9/12/95     1,175,000      1,175,000    1,239,625
                                                                                           ------------   ------------  -----------

September 30, 1995

                                                       Shares, Units,                 Fair Value
                                                         Warrants or                      at                    Fair Value
                                                          Principal     Acquisition  Acquisition      Cost      at 9/30/95
Corporate Restricted Securities: (A)  (Continued)           Amount         Date          Date       (Note 2B)   (Note 2A)
                                                       --------------   -----------  -----------   ----------   ----------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances.
 9.65% Senior Secured Note due 2004                    $    1,755,224      5/27/94   $ 1,675,010  $ 1,755,224  $ 1,743,289
 10.5% Subordinated Note due 2004                      $      716,418      5/27/94       716,418      716,418      691,630
 Common Stock (B)                                          4,310 shs.      5/27/94       259,735      259,735      233,762
 Warrant, exercisable until 2004, to purchase
  3,224 shares of common stock at $.01 per share (B)       3,224 shs.      5/27/94            32           --           32
                                                                                     -----------  -----------  -----------
                                                                                       2,651,195    2,731,377    2,668,713
                                                                                     -----------  -----------  -----------
Steerage Corporation
A manufacturer and designer of marine electronic
 devices including navigation and control systems,
 sensors, radar and communication systems.
 10% Subordinated Note due 2003                        $    2,470,588     11/12/93     2,456,260    2,470,588    2,556,565
 Class A Common Stock (B)                                  70,588 shs.    11/12/93       544,235      529,412      662,294
                                                                                     -----------  -----------  -----------
                                                                                       3,000,495    3,000,000    3,218,859
                                                                                     -----------  -----------  -----------
Summey Outdoor Advertising, Inc.
An operator of an outdoor advertising business in
 North Carolina and South Carolina.
 12% Senior Note (with contingent interest) due 1995   $      937,500     12/13/83       886,500      937,500      644,156
 10.25% Senior Note due 1999                           $      743,750      9/30/87       669,003      743,750      460,084
 10.25% Convertible Senior Note due 1999, convertible
 into 4% of the Company                                $       50,000      9/30/87        48,795       50,000       30,930
                                                                                     -----------  -----------  -----------
                                                                                       1,604,298    1,731,250    1,135,170
                                                                                     -----------  -----------  -----------
Supreme Industries, Inc. - A.S.E.
A manufacturer of modular homes and truck bodies.
 8.6% Convertible Subordinated Note due 1996,
 convertible into 185,262 shares of
 common stock at $4.74 per share                             $878,144     12/30/86       806,049      878,144    1,521,464
 Common Stock (B)                                        284,980 shs.      5/23/79       316,328      315,733    2,340,390
 Common Stock of Contempri Homes, Inc. (B)               194,763 shs.     12/31/92       123,801      123,801      176,261
 Common Stock of TGC Industries, Inc. (B)                 19,082 shs.      9/30/86         9,497        9,497       17,889
                                                                                     -----------  -----------  -----------
                                                                                       1,255,675    1,327,175    4,056,004
                                                                                     -----------  -----------  -----------
Talley Machinery Corporation
A rebuilder and marketer of industrial and commercial
 laundry and dry cleaning equipment.
 14% Senior Note due 1992 (B)                                 $74,994     12/30/82        74,994       74,994          750
 15% Junior Convertible Subordinated Note due 1992,
  convertible into 35,000 shares of common stock at
  $4 per share (B)                                           $140,000     12/30/82       142,856      140,000        1,400
                                                                                     -----------  -----------  -----------
                                                                                         217,850      214,994        2,150
                                                                                     -----------  -----------  -----------
Telex Communications, Inc.
A producer of electronic and communication products.
 Warrant, exercisable until 2004, to purchase 9,239
 shares of common stock at $.01 per share (B)              9,239 shs.      5/30/89            92            9        2,446
                                                                                     -----------  -----------  -----------

September 30, 1995

                                                       Shares, Units,                 Fair Value
                                                         Warrants or                      at                    Fair Value
                                                          Principal     Acquisition  Acquisition      Cost      at 9/30/95
                                                            Amount         Date          Date       (Note 2B)   (Note 2A)
                                                       --------------   -----------  -----------   ----------   ----------
Corporate Restricted Securities: (A)  (Continued)

TransMontaigne Oil Company
An independent petroleum products marketing company.
 12.75% Senior Subordinated Debenture due 2000         $    1,200,000      3/28/91   $ 1,274,280  $ 1,172,162  $ 1,270,800
 Common Stock (B)                                        258,720 shs.         *          400,000      798,595      598,911
 Warrant, exercisable until 2001, to purchase 74,606
 shares of common stock at $3.60 per share (B)            74,606 shs.      3/28/91         7,461       42,000        7,461
                                                                                     -----------  -----------  -----------
                                                                                       1,681,741    2,012,757    1,877,172
                                                                                     -----------  -----------  -----------
Turner Broadcasting System, Inc. - A.S.E.
Engages in cable TV broadcasting.
 Zero Coupon Convertible Subordinated Note due 2007,
 convertible into 39,500 shares of common stock at
 $26.88 per share                                      $    3,090,000        **        1,220,703    1,338,419    1,375,050
                                                                                     -----------  -----------  -----------

United States Filter Corporation
A designer and manufacturer of systems and equipment
 for the water and waste water treatment industry.
 6% Convertible Note due 2005, convertible into
 18,182 shares of common stock at $27.50 per share     $      500,000      9/13/95       500,000      500,000      535,000
                                                                                     -----------  -----------  -----------

Unocal Corporation - N.Y.S.E.
An integrated crude oil and natural gas company with
 interests in chemical geothermal energy and metals.
 $3.50 Convertible Preferred Stock, convertible into
 8,130 shares of common stock at $30.75 per share          5,000 shs.      7/21/92       250,000      250,000      267,500
                                                                                     -----------  -----------  -----------

U.S. Netting, Inc.
A manufacturer of plastic netting for a wide variety
 of industries.
 11% Senior Secured Note due 2005                      $   1,676,700        5/3/95     1,854,095    1,676,700    1,872,036
 12% Subordinated Note due 2005                        $     652,050        5/3/95       733,622      616,877      747,380
 Common Stock (B)                                         4,911 shs.        5/3/95       162,652      391,230      162,652
 Warrant, exercisable until 2005, to purchase 2,795
 shares of common stock at $.01 per share (B)             2,795 shs.        5/3/95        92,549       35,923       92,549
                                                                                     -----------  -----------  -----------
                                                                                       2,842,918    2,720,730    2,874,617
                                                                                     -----------  -----------  -----------

Van De Kamps, Inc.
A producer and marketer of a retail brand of frozen
 seafood
 12% Senior Subordinated Note due 2005                 $     350,000       9/14/95       350,000      350,000      353,500
                                                                                     -----------  -----------  -----------

*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
*2/06/92, 4/21/94 and 6/16/94.

September 30, 1995

                                                       Shares, Units,                   Fair Value
                                                         Warrants or                        at                      Fair Value
                                                          Principal      Acquisition   Acquisition       Cost       at 9/30/95
                                                            Amount          Date           Date        (Note 2B)    (Note 2A)
                                                       --------------    -----------   -----------    ----------    ----------
Corporate Restricted Securities: (A)  (Continued)

Wakebourne PLC - London Stock Exchange
A U.K. public company engaged in the computer
services and networking systems business.
 Common Stock (B)                                        256,347 shs.      3/10/92    $  1,322,754  $  1,605,763   $    84,595
                                                                                      ------------   -----------   -----------

Wright & Lato, Inc.
A manufacturer of gold wedding bands and rings.
 15% Subordinated Note due 1996                        $      213,250      12/6/83         193,949       213,250       212,845
 13% Convertible Subordinated Note due 1996,
 convertible into 15,000 shares of common stock
 at $4.28 per share                                    $       64,250      12/6/83          63,363        64,250        62,766
                                                                                      ------------   -----------   -----------
Total Corporate Restricted Securities................                                      257,312       277,500       275,611
                                                                                      ------------   -----------   -----------

                                                                                      $105,999,128   109,550,905   116,973,617
                                                                                      ============   ===========   ===========

September 30, 1995

                                                                                                               Market
                                                                                                              Value at
                                                  Interest       Due         Principal         Cost            9/30/95
                                                    Rate         Date          Amount        (Note 2B)        (Note 2A)
                                                  --------     --------     -----------     -----------      -----------
Corporate Public Securities:

Convertible Bonds - 4.81%
  AMR Corporation............................       6.125%       11/1/24    $    800,000    $    799,680     $    819,040
  American Travellers Corporation............       6.500        10/1/05         150,000         150,000          154,875
  Comcast Corporation........................       1.125        4/15/07         750,000         331,313          403,125
  Hollinger, Inc. ...........................       0.000       10/15/13       4,000,000       1,255,429        1,245,200
  Leucadia National Corporation..............       5.250         2/1/03       1,000,000       1,000,000        1,110,000
  MEDIQ Incorporated.........................       7.500        7/15/03       1,000,000       1,000,000          850,000
  Savoy Pictures Entertainment, Inc. ........       7.000         7/1/03       1,250,000       1,287,500          950,000
  Time Warner, Inc. .........................       0.000        6/22/13       2,000,000         757,493          800,000
  United States Cellular Corporation.........       6.089        6/15/15       2,000,000         623,952          705,000
  W M S Industries, Incorporated.............       5.750       11/30/02       1,160,000       1,013,800        1,090,400
                                                                            ------------    ------------     ------------

Total Convertible Bonds......................                               $ 14,110,000       8,219,167        8,127,640
                                                                            ------------    ------------     ------------

Bonds - 25.85%
  AES Corporation............................       9.750        6/15/99    $  1,000,000       1,026,250        1,022,500
  Affinity Group, Inc. ......................      11.500       10/15/03       1,000,000       1,010,000        1,005,000
  American Restaurant Group, Inc. ...........      12.000        9/15/98         650,000         627,250          474,500
  American Rice, Inc. .......................      13.000        7/31/02       1,250,000       1,175,610        1,175,000
  Bally's Grand, Inc. .......................      10.375       12/15/03       1,000,000         995,000          985,000
  Borg-Warner Corporation....................       8.000         4/1/96       1,000,000         962,500          990,000
  CF Cable TV Inc. ..........................       9.125        7/15/07         650,000         650,000          656,500
  Central Rents, Inc. .......................      12.875       12/15/03       1,480,000       1,351,413        1,480,000
  Chesapeake Energy Corporation..............      12.000         3/1/01       1,800,000       1,718,327        1,881,000
  Consolidated Cigar Corporation.............      10.500         3/1/03         500,000         500,000          500,000
  Container Corporation......................       9.750         4/1/03       1,000,000       1,000,000        1,005,000
  Continental Cablevision, Inc. .............      10.625        6/15/02         500,000         500,000          527,500
  Crown Packaging Ltd. ......................      10.750        11/1/00         750,000         750,000          716,250
  Data Documents, Inc. ......................      13.500        7/15/02       3,000,000       3,002,000        3,097,500
  El Paso Funding Corporation (B)............       9.375        10/1/96         200,000         174,526          126,000
  Empress River Casino.......................      10.750         4/1/02         500,000         483,750          500,000
  Florist Transworld Delivery, Inc. .........      14.000       12/15/01       1,175,000       1,135,574        1,186,750

September 30, 1995

                                                                                                                   Market
                                                                                                                  Value at
                                                        Interest      Due         Principal         Cost           9/30/95
                                                           Rate       Date         Amount         (Note 2B)       (Note 2A)
                                                        --------    --------    ------------    ------------    ------------
Corporate Public Securities:  (Continued)

Bonds (Continued)
  Foodbrands America Inc. ............................   9.750%      7/15/00    $  1,000,000    $    930,641    $    982,500
  Gulf Canada Resources Ltd. .........................   9.250       1/15/04       1,100,000       1,056,202       1,089,000
  Harman International Industries Incorporated........  12.000        8/1/02       1,000,000         992,770       1,090,000
  Harrah's Operating Company, Inc. ...................   8.750       3/15/00       1,000,000         957,400       1,000,000
  Hosiery Corp. of America............................  13.750        8/1/02       1,000,000         987,800       1,040,000
  Imax Corporation....................................   7.000        3/1/01       1,400,000       1,250,410       1,323,000
  Indah Kiah International Corporation................  11.875       6/15/02       1,000,000       1,000,000       1,030,000
  Ivex Packaging Corporation..........................  12.500      12/15/02         250,000         266,562         271,250
  Jones Intercable, Inc. .............................   9.625       3/15/02         750,000         750,000         780,000
  Jordan Industries, Inc. ............................  10.375        8/1/03       1,000,000       1,000,000         935,000
  MEDIQ/PRN Life Support Services, Inc. ..............  11.125        7/1/99       1,000,000       1,000,000         935,000
  Northwest Airlines Corp.............................  12.091      12/31/00       1,000,000       1,037,500       1,030,000
  Orchard Supply Hardware Corporation.................   9.375       2/15/02       1,325,000       1,260,812       1,225,625
  Paracelsus Healthcare Corporation...................   9.875      10/15/03       1,000,000       1,000,000       1,017,500
  Peoples Telephone Company Inc. .....................  12.250       7/15/02         750,000         750,000         765,000
  Renco Metals, Inc. .................................  12.000       7/15/00       1,000,000       1,000,000       1,080,000
  SFX Broadcasting, Inc. .............................  11.375       10/1/00       1,000,000       1,000,000       1,042,500
  Sealy Corporation...................................   9.500        5/1/03       1,000,000       1,000,000         990,000
  Telex Communications, Inc. .........................  12.000       7/15/04       1,500,000       1,500,000       1,537,500
  Trans-Resources, Inc. ..............................  11.875        7/1/02       1,000,000       1,032,500         950,000
  Trism, Inc. ........................................  10.750      12/15/00       1,000,000       1,003,750         997,500
  Tultex Corporation..................................  10.625       3/15/05       1,000,000       1,000,000       1,045,000
  US Air, Inc.........................................   9.625        2/1/01       1,000,000       1,000,000         830,000
  Venture Holdings Trust..............................   9.750        4/1/04       1,300,000       1,300,000       1,105,000
  Waban, Inc..........................................  11.000       5/15/04       1,000,000       1,000,000       1,030,000
  Williamhouse-Regency of Delaware, Inc. .............  11.500       6/15/05       1,000,000         971,250         990,000
  Worldcorp, Inc. ....................................  13.875       8/15/97         235,000         244,400         230,300
                                                                                 -----------      ----------      ----------

Total Bonds...........................................                           $44,065,000      43,354,197      43,670,175
                                                                                 ===========      ----------      ----------

September 30, 1995

                                                                             Market
                                                                            Value at
                                                              Cost           9/30/95
                                              Shares        (Note 2B)       (Note 2A)
                                            ----------     -----------     -----------
Corporate Public Securities:  (Continued)

Warrants - .10%
  Central Rents, Inc. (B)................    1,480 shs.    $    43,837    $     37,000
  Florist Transworld Delivery (B)........    1,175 shs.         41,250          58,750
  MVR, Inc./Value Support (B)............   52,000 shs.          2,218           2,401
  Western Trans Media Co., Inc. (B)......  183,117 shs.         45,780          45,779
                                                           -----------    ------------
Total Warrants...........................                      133,085         143,930
                                                           -----------    ------------

Common Stock - 6.61%
  American Standard Companies Inc. ......   21,000 shs.        633,588         619,500
  Amerisource Health Corporation (B).....    9,483 shs.          3,216         256,041
  Bell & Howell Holdings Co. ............   14,000 shs.        327,775         357,000
  Benson Petroleum, Ltd. ................  200,000 shs.        154,408         216,000
  Black Box Corporation..................   28,875 shs.        483,656         534,188
  Computer Horizons Corporation..........   26,250 shs.        358,750         525,000
  Corporate Express, Inc. ...............   35,000 shs.        847,656         853,125
  Esmor Correctional Services, Inc. .....   20,625 shs.        108,814         237,188
  Foodbrands America Inc. ...............   52,500 shs.        413,438         754,688
  Harvard Industries, Inc. ..............   17,500 shs.        416,500         468,125
  Luxonen, S.A. (B)......................   61,152 shs.        862,312         155,473
  MEDIQ Incorporated.....................  200,000 shs.        765,529       1,087,600
  Metricom, Inc. ........................   19,000 shs.        574,750         427,500
  Savoy Pictures Entertainment, Inc. ....   11,000 shs.        198,000          72,875
  Southwest Airlines.....................   71,429 shs.      1,000,000       1,803,582
  Staffing Resources, Inc. ..............  105,000 shs.        577,500       1,260,000
  Sweetwater, Inc. ......................   26,000 shs.        182,000          71,500
  Western Transmedia Co., Inc. ..........  405,590 shs.        760,889         912,578
  Worldcom Inc. .........................   17,500 shs.        529,374         562,188
                                                           -----------    ------------
Total Common Stock.......................                    9,198,155      11,174,151
                                                           ===========    ============

September 30, 1995

                                                                                                                       Market
                                                                                                                      Value at
                                                                                                          Cost         9/30/95
                                                                                           Shares       (Note 2B)     (Note 2A)
                                                                                          --------     -----------   -----------
Corporate Public Securities:  (Continued)
Convertible Preferred Stock - 2.41%
  AMC Entertainment Inc...................................                               29,880 shs.  $    747,000  $    986,040
  Arkansas Best Corp......................................                                7,500 shs.       375,000       299,063
  Freeport-McMoran Copper & Gold, Inc.....................                                7,800 shs.       195,000       214,500
  Integon Corp............................................                               19,700 shs.       985,000     1,083,500
  Occidental Petroleum Corporation........................                               15,900 shs.       795,000       936,113
  Western Gas Resources, Inc..............................                               15,000 shs        750,000       547,500
                                                                                                      ------------  ------------
Total Convertible Preferred Stock.........................                                               3,847,000     4,066,716
                                                                                                      ------------  ------------
Total Corporate Public Securities.........................                                              64,751,604    67,182,612
                                                                                                      ------------  ------------
                                                                                                                       Market
                                                                                                                      Value at
                                                           Interest/             Due      Principal       Cost         9/30/95
                                                             Yield               Date      Amount       (Note 2B)     (Note 2A)
                                                           ---------           --------  ----------     ----------  ------------
Short-Term Securities:

Commercial Paper - 1.66%
  Orix Credit Alliance....................................   6.354%             10/3/95    2,500,000     2,499,118     2,499,118
  Texas Utilities Electric Company........................   6.803              10/2/95      315,000       314,941       314,941
                                                                                         -----------  ------------  ------------
Total Short-Term Securities...............................                               $ 2,815,000     2,814,059     2,814,059
                                                                                         ===========  ------------  ------------

Total Investments     -  110.69%..........................                                            $177,116,568   186,970,288
                                                                                                      ============  ------------
  Other Assets        -    3.99...........................                                                             6,753,977
  Liabilities         -  (14.68)..........................                                                           (24,799,269)
                         ------                                                                                     ------------
Total Net Assets      -  100.00%..........................                                                          $168,924,996
                         ======                                                                                     ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

                      See Notes to Financial Statements.

September 30, 1995

                            INDUSTRY CLASSIFICATION

                                     Fair Value
                                     at 9/30/95    Percentage
Corporate Restricted Securities:      (Note 2A)    Net Assets
                                    -------------  -----------
ADVERTISING

Ammirati & Puris, Inc.              $  1,976,450
Latin Communications Group             2,543,815
Summey Outdoor Advertising, Inc.       1,135,170
                                    ------------
                                       5,655,435         3.35%
                                    ------------
AUTO PARTS

Monro Muffler Brake, Inc.              1,427,129          .84
                                    ------------

BEVERAGES

Delta Beverage Group, Inc.               181,486          .11
                                    ------------

BUILDING MATERIALS

CalTex Industries, Inc.                   22,923
Highland Homes Holdings, Inc.          3,015,809
Shelter Components Corporation           719,491
Supreme Industries, Inc.               4,056,004
                                    ------------
                                       7,814,227         4.63
                                    ------------

COMMUNICATIONS

Classic Sports Partners, L.P.            540,000
Telex Communications, Inc.                 2,446
Turner Broadcasting System, Inc.       1,375,050
                                    ------------
                                       1,917,496         1.14
                                    ------------

ELECTRICAL EQUIPMENT/ELECTRONICS

Catalina Lighting, Inc.                2,850,750
CompuCom Systems, Inc.                 7,534,089
Control Devices, Inc.                  3,130,480
Exide Electronics Group, Inc.          3,870,414
Intermetrics, Inc.                     2,193,653
Mercury Computer Systems, Inc.         2,295,000


September 30, 1995

                                                  Fair Value
                                                  at 9/30/95    Percentage
Corporate Restricted Securities:  (Continued)      (Note 2A)    Net Assets
                                                 -------------  -----------
ELECTRICAL EQUIPMENT/ELECTRONICS  (Continued)

Nu Horizons Electronics Corp.                    $  3,960,000
Steerage Corporation                                3,218,859
Wakebourne PLC                                         84,595
                                                 ------------
                                                   29,137,840        17.25%
                                                 ------------

HEALTH CARE

D & K Wholesale Drug, Inc.                          3,186,529
PRN Holdings, Inc.                                  3,380,548
                                                 ------------
                                                    6,567,077         3.89
                                                 ------------

JEWELRY

Wright & Lato, Inc.                                   275,611          .16
                                                 ------------

MACHINERY AND EQUIPMENT

Industrial General Corporation                          2,280
Talley Machinery Corporation                            2,150
                                                 ------------
                                                        4,430          .00
                                                 ------------

MANUFACTURING - INDUSTRIAL AND
CONSUMER PRODUCTS

Aritech Corp.                                         270,000
Cabot Safety Acquisition Corporation                1,050,000
Decorative Home Accents, Inc.                       1,000,000
Elgin National Industries, Inc.                     2,290,948
Ermanco Inc.                                          204,120
Fleming Acquisition Corporation                     3,022,929
Forschner Enterprises, Inc.                           950,000
Harvard Industries, Inc.                              252,500
Hein-Werner Corp.                                   1,466,798
Herff Jones, Inc.                                     154,875


September 30, 1995



                                                  Fair Value
                                                  at 9/30/95    Percentage
Corporate Restricted Securities:  (Continued)      (Note 2A)    Net Assets
                                                 -------------  -----------
MANUFACTURING - INDUSTRIAL AND
CONSUMER PRODUCTS  (Continued)

International Wire Group, Inc.                   $    765,000
Jackson Products, Inc.                              2,866,945
Kuhlman Corporation                                   330,850
Maxtec International Corp.                          2,548,639
PAR Acquisition Corp.                               1,062,083
RXI Holdings, Inc.                                  3,065,207
Sandoz Capital BVI Ltd.                               127,125
Sanitary Dash Manufacturing Co., Inc.                 535,575
Star International Holdings, Inc.                   2,668,713
United States Filter Corporation                      535,000
U.S. Netting, Inc.                                  2,874,617
                                                 ------------
                                                   28,041,924        16.60%
                                                 ------------

METAL FABRICATING

Engel Industries, Inc.                                469,375          .28
                                                 ------------

MISCELLANEOUS

HMH Properties, Inc.                                  977,500
Premier Parks, Inc.                                   505,000
Protein Genetics, Inc.                              2,967,515
                                                 ------------
                                                    4,450,015         2.63
                                                 ------------

OIL AND GAS SERVICE
American Exploration Company                        2,929,826
Associated Natural Gas Corporation                  3,250,791
BP Prudhoe Bay Royalty Trust                          409,063
Garnet Resources Corporation                          450,000
Hardy Oil & Gas USA, Inc.                           2,874,300
TransMontaigne Oil Company                          1,877,172
Unocal Corporation                                    267,500
                                                 ------------
                                                   12,058,652         7.14
                                                 ------------

September 30, 1995

                                                  Fair Value
                                                  at 9/30/95    Percentage
Corporate Restricted Securities:  (Continued)      (Note 2A)    Net Assets
                                                 -------------  -----------
PAPER

Liberty Business Forms, Inc.                     $  1,506,463          .89%
                                                 ------------

PUBLISHING

Edmund Publications Corporation                       200,000          .12
                                                 ------------

RECREATIONAL SUPPLIES/EQUIPMENT

The Coast Distribution System                       1,337,009          .79
                                                 ------------

RETAILING

Cains Food, L.P.                                    2,527,622
Fay's, Inc.                                         1,064,363
Grand Metropolitan Public Limited Company             681,000
Rent-Way, Inc.                                      2,034,260
Staples, Inc.                                       1,239,625
Van De Kamps, Inc.                                    353,500
                                                 ------------
                                                    7,900,370         4.68
                                                 ------------

SERVICES

Corrections Corporation of America                    529,128
Piedmont Holding, Inc.                              3,374,150
RailTex, Inc.                                       4,125,800
                                                 ------------
                                                    8,029,078         4.75
                                                 ------------       -------

Total Corporate Restricted Securities            $116,973,617        69.25%
                                                 ============       =======

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. History

   MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified investment company. Massachusetts Mutual Life Insurance Company (the "Insurance Company") acts as its investment adviser.

   The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust effective November 28, 1985.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Valuation of Investments: Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

        The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trustees. Each restricted security is valued by the Trustees as of the time of the acquisition thereof and quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances.

        Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; any changes in the financial condition and prospects of the issuers; the existence of merger proposals or tender offers affecting the issuers; and in addition any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

        When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

        It is the intention of the Trustees to meet early in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of the adviser. In making valuations, Trustees consider reports by the adviser analyzing each portfolio security in accordance with the relevant factors referred to above. The adviser provides such reports to the Trust at least quarterly.

        The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 1995, subject to discount where appropriate, and are approved by the Trustees.

        Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. Accounting for Investments: Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

        The cost basis of debt securities is not adjusted for amortization of premium or accrual of discount since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue, for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

        Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

        The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

   C. Federal Income Taxes: No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3. Management Fee

   Under an investment services contract, the Insurance Company has agreed to invest for its general account concurrently with the Trust in each restricted security purchased by the Trust. The Insurance Company, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. The Insurance Company provides a continuing review of the investment operations of the Trust. The Insurance Company also provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   Under the investment services contract, as amended July 1, 1988, the Trust pays the Insurance Company a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% (approximately equivalent to .25% on an annual basis).

   The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Corporate Bond Index over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarter ended September 30, 1995 was plus .0625%.

4. Note Payable

   On November 5, 1993, the Trust sold to the Insurance Company at par a $20,000,000 Senior Fixed Rate Convertible Note due November 15, 2000 (the "Note") which accrues at 5.33% per annum. The Note is convertible into the Trust's common shares at any time at the stated conversion price per share.

5. Purchases and Sales of Investments

                                               For the nine months ended
                                                9/30/95         9/30/94
                                                -------         -------
                                             Cost of Investments Acquired
                                             ----------------------------
   Corporate restricted securities.......    $ 39,636,367    $ 20,701,012
   Corporate public securities...........      40,744,400      40,459,366
   Short-term securities.................     228,319,313     217,819,204
                                                 Proceeds from Sales
                                                    or Maturities
                                             ----------------------------
   Corporate restricted securities.......    $ 23,544,313    $ 29,506,778
   Corporate public securities...........      52,886,516      26,456,802
   Short-term securities.................     230,452,449     221,931,100

   The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of September 30, 1995. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of September 30, 1995 is $9,853,720 and consists of $24,090,966 appreciation and $14,237,246 depreciation.

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 1994. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 1994 was $1,549,436 and consisted of $17,073,559 appreciation and $18,622,995 depreciation.

6. Quarterly Results of Investment Operations

                                                          Per                      Per
                                               Amount    Share          Amount    Share
                                               ------    -----          ------    -----
                                               March 31, 1995           March 31, 1994
                                               --------------           --------------
   Investment Income.....................    $ 3,623,939              $ 3,370,804
   Net investment income.................      2,738,763   $ .64        2,444,990   $ .57
   Net realized and unrealized
     gain on investments.................      5,667,087    1.33          392,059     .09

                                               June 30, 1995            June 30, 1994
                                               -------------            -------------
   Investment Income.....................      3,721,895                3,355,273
   Net investment income.................      2,729,955     .64        2,427,481     .57
   Net realized and unrealized
     gain (loss) on investments..........     14,705,181    3.45       (5,309,224)  (1.25)

                                               September 30, 1995       September 30, 1994
                                               ------------------       ------------------
   Investment Income.....................      3,933,471                3,377,134
   Net investment income.................      2,949,833     .69        2,471,841     .59
   Net realized and unrealized
     gain on investments.................      5,860,438    1.38        1,321,803     .31